Average Annual Total Returns - Delaware VIP Global Value Equity	MSCI World Index (net) 1 year	MSCI World Index (net) 5 years	MSCI World Index (net) 10 years	FTSE All-World High Dividend Yield Index 1 year	FTSE All-World High Dividend Yield Index 5 years	FTSE All-World High Dividend Yield Index 10 years	Class II 1 year	Class II 5 years	Class II 10 years
Total	21.82%	15.03%	12.70%	17.89%	8.42%	8.08%	16.97%	8.69%	9.86%